SCHEDULE OF EXPENSES BY NATURE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Wages and benefits	$ 4,388,075	$ 4,298,207	$ 4,267,937
Subcontract fees	2,134,948	1,864,122	2,946,729
Stock-based compensation	2,091,583	1,539,235	2,054,187
Supplies	2,720,035	2,376,366	1,477,890
Research and development costs	11,334,641	10,077,930	10,746,743
Stock-based compensation	3,377,786	2,662,209	2,382,417
Wages and benefits	2,975,488	2,649,770	2,648,862
Professional fees	1,936,592	1,744,771	1,173,743
General expenses	1,798,643	1,681,899	1,860,762
Depreciation and amortization	2,020,195	1,922,140	1,293,158
Finance advisory fees	6,501,799
Rent and facility costs	160,918	134,366	157,329
Selling, marketing and administration costs	$ 18,771,421	$ 10,795,155	$ 9,516,271